Provisions - Summary of Provisions (Details) - ARS ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of other provisions [line items]
Provisions	$ 47,098,283	$ 45,128,635	$ 58,789,749
Financial guarantees and loan commitments
Disclosure of other provisions [line items]
Provisions	22,779,855	13,005,597	18,270,055
Other provisions
Disclosure of other provisions [line items]
Provisions	24,318,428	32,123,038	40,519,694
Provisions commercial claims
Disclosure of other provisions [line items]
Provisions	16,298,010	19,709,153	23,707,896
Provisions tax claims
Disclosure of other provisions [line items]
Provisions	1,187,703	4,203,405	4,033,561
Provisions labor-related
Disclosure of other provisions [line items]
Provisions	1,179,832	1,987,934	4,169,288
Others
Disclosure of other provisions [line items]
Provisions	$ 5,652,883	$ 6,222,546	$ 8,608,949